Business Combinations (2010 Acquisitions - Estimated Fair Values of Assets Acquired and Liabilities Assumed at the Date of Acquisition) (Details) (Ku6 Holding [Member], USD $)	Jan. 18, 2010
Total purchase price:
Share based compensation related to post combination portion	$ (1,284,766)
Total	27,590,234
Acquire all of the outstanding shares of Ku6 Holding [Member]
Total purchase price:
Ordinary shares issued, value	27,101,920
Replace the options issued by Ku6 Holding [Member]
Total purchase price:
Ordinary shares issued, value	$ 1,773,080